UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

Zevenbergen Genea Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 97.3%
	CONSUMER DISCRETIONARY ― 48.5%
2,200	2U, Inc. (a)	$49,720
450	Amazon.com, Inc. (a)	267,138
950	MercadoLibre, Inc.	111,958
1,500	Mobileye N.V. (a)	55,935
2,000	Netflix, Inc. (a)	204,460
9,495	Pandora Media, Inc. (a)	84,980
78	Priceline Group, Inc. (a)	100,539
990	Tesla Motors, Inc. (a)	227,472
3,750	Vipshop Holdings Limited ― ADR (a)	48,300
1,300	Wayfair, Inc. (a)	56,186
		1,206,688
	FINANCIAL SERVICES ― 11.6%
14,300	LendingClub Corporation (a)	118,690
1,000	PayPal Holdings, Inc. (a)	38,600
5,500	Zillow Group, Inc. ― Class C (a)	130,515
		287,805
	PRODUCER DURABLES ― 4.3%
3,500	XPO Logistics, Inc. (a)	107,450

	TECHNOLOGY ― 32.9%
820	Alibaba Group Holding Limited ― ADR (a)	64,804
200	Alphabet, Inc. ― Class A (a)	152,580
335	Baidu, Inc. ― ADR (a)	63,945
540	Criteo S.A. ― ADR (a)	22,367
700	Ellie Mae, Inc. (a)	63,448
1,500	Facebook, Inc. (a)	171,150
400	LinkedIn Corporation (a)	45,740
650	Palo Alto Networks, Inc. (a)	106,041
1,100	salesforce.com, Inc. (a)	81,213
800	ServiceNow, Inc. (a)	48,944
		820,232

	TOTAL COMMON STOCKS (Cost $2,450,279)	$2,422,175

	MONEY MARKET FUNDS ― 2.2%
54,795	First American US Treasury Money Market Fund ― Class Z, 0.13% (b)	54,795

TOTAL MONEY MARKET FUNDS (Cost $54,795)	$54,795

TOTAL INVESTMENTS ― 99.5% (Cost $2,505,074)	2,476,970
Other Assets in Excess of Liabilities ― 0.5%	12,594
TOTAL NET ASSETS ― 100.0%	$2,489,564

ADR	American Depository Receipt.
(a)	Non Income Producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016, was as follows*:

Cost of investments	$2,505,074
Gross unrealized appreciation	143,150
Gross unrealized depreciation	(171,254)
Net unrealized depreciation	$(28,104)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  Additional information regarding the Fund is available in the Fund’s most recent Semi-Annual Report to Shareholders.

Zevenbergen Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 98.9%
	CONSUMER DISCRETIONARY ― 36.1%
300	Amazon.com, Inc. (a)	$178,092
125	Chipotle Mexican Grill, Inc. (a)	58,871
650	lululemon athletica, Inc. (a)	44,011
450	MercadoLibre, Inc.	53,033
1,300	Netflix, Inc. (a)	132,899
4,000	Pandora Media, Inc. (a)	35,800
70	Priceline Group, Inc. (a)	90,227
1,900	Starbucks Corporation	113,430
700	Tesla Motors, Inc. (a)	160,839
750	Under Armour, Inc. ― Class A (a)	63,623
		930,825
	FINANCIAL SERVICES ― 19.3%
3,000	Charles Schwab Corp.	84,060
1,300	First Republic Bank	86,632
14,650	LendingClub Corporation (a)	121,595
350	Signature Bank (a)	47,642
1,050	Visa Inc. ― Class A	80,304
3,300	Zillow Group, Inc. ― Class C (a)	78,309
		498,542
	HEALTH CARE ― 18.0%
300	Alexion Pharmaceuticals, Inc. (a)	41,766
600	BioMarin Pharmaceutical, Inc. (a)	49,488
1,300	Celgene Corporation (a)	130,117
400	Dexcom, Inc. (a)	27,164
2,600	Exact Sciences Corporation (a)	17,524
220	Illumina, Inc. (a)	35,664
1,400	Medidata Solutions, Inc. (a)	54,194
300	Regeneron Pharmaceuticals, Inc. (a)	108,132
		464,049
	PRODUCER DURABLES ― 5.0%
4,200	XPO Logistics, Inc. (a)	128,940

	TECHNOLOGY ― 20.5%
150	Alphabet, Inc. ― Class A (a)	114,435
150	Baidu, Inc. ― ADR (a)	28,632
275	Ellie Mae, Inc. (a)	24,926

1,350	Facebook, Inc. ― Class A (a)	154,035
600	Monolithic Power Systems, Inc.	38,184
450	Palo Alto Networks, Inc. (a)	73,413
1,000	salesforce.com, Inc. (a)	73,830
400	Splunk, Inc. (a)	19,572
		527,027

	TOTAL COMMON STOCKS (Cost $2,587,533)	$2,549,383

	MONEY MARKET FUNDS ― 2.1%
54,561	First American US Treasury Money Market Fund ― Class Z, 0.13% (b)	54,561
	TOTAL MONEY MARKET FUNDS (Cost $54,561)	$54,561

	TOTAL INVESTMENTS ― 101.0% (Cost $2,642,094)	2,603,944
	Liabilities in Excess of Other Assets ― (1.0)%	(24,668)
	TOTAL NET ASSETS ― 100.0%	$2,579,276

ADR	American Depository Receipt.
(a)	Non Income Producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016, was as follows*:

Cost of investments	$2,642,094
Gross unrealized appreciation	71,034
Gross unrealized depreciation	(109,184)
Net unrealized depreciation	$(38,150)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  Additional information regarding the Fund is available in the Fund’s most recent Semi-Annual Report to Shareholders.

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of March 31, 2016:

Zevenbergen Genea Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,422,175	$-	$-	$2,422,175
Short-Term Investments	54,795	-	-	54,795
Total	$2,476,970	$-	$-	$2,476,970
Zevenbergen Growth Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,549,383	$-	$-	$2,549,383
Short-Term Investments	54,561	-	-	54,561
Total	$2,603,944	$-	$-	$2,603,944

Please refer to the Schedule of investments for further classification.

The Funds recognize transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end. There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  May 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  May 23, 2016